Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Accumulated Other Comprehensive (loss)/income [Member] CNY (¥)	Accumulated Deficit [Member] CNY (¥)	Non-controlling interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, number of shares at Jun. 30, 2013 | shares		78,438,133
Beginning balance, amount at Jun. 30, 2013		¥ 5,480	¥ 794,362	¥ 9,093	¥ (2,551)	¥ (772,637)	¥ 15,103		¥ 48,850
Redesignation of preferred shares into Class B ordinary shares immediately prior to the completion of Initial Public Offering ("IPO"), number of shares | shares		338,496
Redesignation of preferred shares into Class B ordinary shares immediately prior to the completion of Initial Public Offering ("IPO"), amount		¥ 21	1,368	0	0	0	0		1,389
Share-based compensation expenses		¥ 0	30,243	0	0	0	0		30,243
Issuance of ordinary shares upon exercise of share options, number of shares | shares		7,663,409
Issuance of ordinary shares upon exercise of share options, amount		¥ 471	39,711	0	0	0	0		40,182
Issuance of ordinary shares upon IPO, net of expenses, number of shares | shares		11,220,000
Issuance of ordinary shares upon IPO, net of expenses, amount		¥ 690	402,711	0	0	0	0		403,401
Issuance of ordinary shares upon Concurrent Private Placement ("CPP"), net of expenses, number of shares | shares		2,222,222
Issuance of ordinary shares upon Concurrent Private Placement ("CPP"), net of expenses, amount		¥ 137	86,601	0	0	0	0		86,738
Deemed dividend to SEEK		0	(21,051)	0	0	0	0		(21,051)
Transaction costs related to acquisition of CJOL		0	(3,907)	0	0	0	0		(3,907)
Dividend to non-controlling shareholder of CJOL		0	0	0	0	0	(6,227)		(6,227)
Appropriation of statutory reserves		0	0	1,613	0	(1,613)	0		0
Net income		0	0	0	0	185,890	763		186,653
Net income of CJOL attributable to SEEK	[1]	0	0	0	(125)	(1,685)	0		(1,810)
Foreign currency translation adjustment		0	0	0	992	0	0		992
Dividend distribution to the Company's shareholders		¥ 0	0	0	0	(147,650)	0		(147,650)
Ending balance, number of shares at Jun. 30, 2014 | shares		99,882,260
Ending balance, amount at Jun. 30, 2014		¥ 6,799	1,330,038	10,706	(1,684)	(737,695)	9,639		617,803
Redesignation of preferred shares into Class B ordinary shares immediately prior to the completion of Initial Public Offering ("IPO"), amount									0
Share-based compensation expenses		¥ 0	23,447	0	0	0	0		23,447
Issuance of ordinary shares upon exercise of over-allotment options, net of expenses, number of shares | shares		1,683,000
Issuance of ordinary shares upon exercise of over-allotment options, net of expenses, amount		¥ 104	61,950	0	0	0	0		62,054
Issuance of ordinary shares upon exercise of share options, number of shares | shares		6,427,446
Issuance of ordinary shares upon exercise of share options, amount		¥ 393	75,952	0	0	0	0		76,345
Appropriation of statutory reserves		0	0	63	0	(63)	0		0
Net income		0	0	0	0	251,218	1,404		252,622
Foreign currency translation adjustment		¥ 0	0	0	(1,487)	0	0		(1,487)
Ending balance, number of shares at Jun. 30, 2015 | shares		107,992,706
Ending balance, amount at Jun. 30, 2015		¥ 7,296	1,491,387	10,769	(3,171)	(486,540)	11,043		1,030,784
Redesignation of preferred shares into Class B ordinary shares immediately prior to the completion of Initial Public Offering ("IPO"), amount								$ 0	0
Share-based compensation expenses		¥ 0	4,165	0	0	0	0		4,165
Issuance of ordinary shares upon exercise of share options, number of shares | shares		2,945,616
Issuance of ordinary shares upon exercise of share options, amount		¥ 189	51,281	0	0	0	0		51,470
Consolidation of Shanghai Ruipin	[2]	0	0	0	0	0	609		609
Net income		0	0	0	0	283,822	266	42,745	284,088
Foreign currency translation adjustment		¥ 0	0	0	19,736	0	0	2,970	19,736
Ending balance, number of shares at Jun. 30, 2016 | shares		110,938,322
Ending balance, amount at Jun. 30, 2016		¥ 7,485	¥ 1,546,833	¥ 10,769	¥ 16,565	¥ (202,718)	¥ 11,918	$ 209,280	¥ 1,390,852

[1]	On June 20, 2014, the Company completed the acquisition of Jobs DB China Investments Limited and its consolidated affiliated entities (collectively, "CJOL") from Jobs DB Inc. ("Jobs DB") (Note 16). CJOL was consolidated by the Company under common control accounting principles from February 19, 2013; its non-controlling interest is recognized in Zhaopin's consolidated financial statements accordingly. Net income of CJOL was received and retained by Jobs DB before CJOL was acquired by Zhaopin in June 2014. (Note 16)
[2]	On February 23, 2016, the Company completed the acquisition of Shanghai Ruipin Technology Co., Ltd ("Shanghai Ruipin"). Its non-controlling interest is recognized at fair value at acquisition date amounting to RMB609 in Zhaopin's consolidated financial statements accordingly.(Note 16)